Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments		$ 126,059	$ 119,890
Equity Method Investments, additional investment through convertible bonds		23,852	4,620	$ 6,222
Subsidiary F [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	[1]	$ 61,577	75,765
Equity method investment ownership percentage		50.00%
Proceeds from Dividends Received		$ 20,000
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	[2]	$ 10,153	10,322
Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		50.00%
Subsidiary G [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	[3]	$ 1,084	4,072
Equity method investment ownership percentage		50.00%
Subsidiary H [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		50.00%
Subsidiary I [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	[4]	$ 18,847	16,434
Equity method investment ownership percentage		50.00%
Subsidiary Of Rafael
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		49.99999%
Subsidiary J [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	[5]	$ 14,398	13,297
Ownership percentage in subsidiaries		40.00%
Subsidiary K [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	[5]	$ 20,000	$ 0
Ownership percentage in subsidiaries		33.00%

[1]	Subsidiary F is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Subsidiary F is engaged in the development and production of various thermal detectors and laser diodes. Subsidiary F is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2015, the Company received a dividend in the amount of $20,000 from Subsidiary F.
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjk0ZTllNGI0ZmY2MTQwNGY5NmNmZTc0YmJhNjBlNzZjfFRleHRTZWxlY3Rpb246RThEOTYwNjk2RjJDMjI5RDM5NUQzQTJGRjQ1MkFCNEYM}
[3]	Subsidiary G and Subsidiary H are U.S. limited liability companies, each held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. Subsidiary G and Subsidiary H operate in the area of helmet mounted display systems for fixed-wing military aircraft. Subsidiary G and Subsidiary H are jointly controlled and therefore are not consolidated in the Company’s financial statements.
[4]	Subsidiary I is an Israeli company owned 50.000001% by the Company and 49.99999% by Rafael. Subsidiary I focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Subsidiary I with Rafael, and therefore Subsidiary I is not consolidated in the Company’s financial statements.
[5]	Subsidiary J is a Romanian company held 40% by the Company. Subsidiary J is engaged in the construction of fiber optic-telecommunication networks in Romania.